OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
a.	Other intangible assets, net:

	December 31,
	2016	2015
Cost:
Patents	$639	$639
Developed technology	4,978	4,890
Customer related intangible	7,891	6,473
Others	874	677
Brand name	2,793	2,273

	17,175	14,952
Accumulated amortization:
Patents	639	639
Developed technology (see note 2h)	4,901	4,890
Customer related intangible	6,534	6,261
Others	650	632
Brand name	2,273	2,087

	14,997	14,509

Amortized cost	$2,178	$443

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
c.	Estimated amortization expenses for the years ending:

December 31,

2017	$438
2018	411
2019	340
2020	327
2021 and after	662

$2,178